UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Wilson/Bennett Capital Management, Inc.
Address: 	201 North Union Street, Suite 230
		Alexandria, VA 22314

13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John W. Fisher
Title:	President
Phone:	(703) 837-0150

Signature, Place, and Date of Signing:

March 12, 2004       John W. Fisher			Alexandria, Virginia
[Date]			[Signature]				[City, State]

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



	FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	 30

Form 13F Information Table Value Total:	$259,185,422.00


List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







                                                      		Market         Voting
Name of Issuer 		 	     class    Quantity  Cusip      	Value


















3M COMPANY
com
427453

88579Y101

34,995,595

sole
PROCTER & GAMBLE
com
243270

742718109

25,514,158

sole
DUPONT
com
465027

263534109

19,633,440

sole
CATERPILLAR
com
225946

149123101

17,865,550

sole
CITIGROUP
com
316929

172967101

16,385,231

sole
GENERAL MOTORS
com
340952

370442105

16,058,839

sole
EXXON MOBIL
com
373719

30231G102

15,542,973

sole
GENERAL ELECTRIC
com
417493

369604103

12,741,886

sole
AMERICAN EXPRESS
com
238277

025816109

12,354,662

sole
ALTRIA GROUP, INC.
com
214503

02209S103

11,679,669

sole
UNITED PARCEL SERVICE CL B
com
164337

911312106

11,477,296

sole
IBM
com
123833

459200101

11,372,823

sole
CHEVRONTEXACO
com
123474

166764100

10,838,548

sole
SBC COMMUNICATIONS, INC.
com
373953

78387G103

9,176,816

sole
MERCK
com
199553

589331107

8,818,243

sole
KIMBERLY CLARK CORP.
com
138406

494368103

8,733,419

sole
CEF ISHARES RUSSELL
com
106946

464287598

6,407,135

sole
JP MORGAN
com
63424

46625H100

2,660,637

sole
BANK OF AMERICA CORPORATION
com
21373

060505104

1,730,786

sole
TIME WARNER INC COM
com
90950

887317105

1,533,417

sole
ALLSTATE
com
20004

020002101

909,382

sole
CARDINAL FINANCIAL
com
43000

14149F109

412,370

sole
MEDCO HEALTH SOLUTIONS COM
com
11745

58405U102

399,330

sole
VERIZON
com
10882

92343V104

397,628

sole
ST PAUL TRAVELERS INC COM
com
8893

792860108

355,809

sole
SPYDER
com
2751

78462F103

311,138

sole
JOHNSON & JOHNSON
com
5272

478160104

267,396

sole
BELL SOUTH
com
7808

079860102

216,204

sole
DIAMONDS TR UNIT SER 1
com
1980

252787106

205,762

sole
DELPHI CORPORATON
com
19004

247126105

189,280

sole

















